Other Receivables Short Term (Schedule of other receivables short term) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Government authorities	$ 193	$ 141
Contract asset related to BARDA	0	347
Prepaid expenses and other	457	439
Other Receivables- Short Term	$ 650	$ 927